Related Party Transactions And Balances	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 9 — RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties:

Name	Relationship with the Company
Mr. Haogang Yang	Director of the Company
Mr. Yuchao Lu	Directly holds a 5.05% equity interest in the Company
Lianyungang Zongteng Film Studio	Controlled by Mr. Yuchao Lu
Mori Enterprise Management (Beijing) Partnership	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd.	Controlled by Mr. Haogang Yang
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”)	Ms. Yang Li is the Finance Controller of Mofy Hainan

Balances with related parties

As of March 31, 2025 and September 30, 2024, the balances with related parties were as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
	US$	US$
Due to a related party
Mr. Haogang Yang	$22,413	$50,380

Due from related parties
Mori Enterprise Management (Beijing)	$138	$142
Partnership Qi Fei Shanghai Technology Co., Ltd.	18,879	19,523

(a)	As of March 31, 2025, the balance of Qi Fei Shanghai Technology Co., Ltd. $18,879 (RMB 137,000) and Mori Enterprise Management (Beijing) Partnership $138 (RMB 1,000) represented interest-free loan for working capital purpose.